united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 7/31/17

Item 1. Reports to Stockholders.

Arrow Reserve Capital Management ETF

ARCM

Semi-Annual Report
July 31, 2017

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

Arrow Reserve Capital Management ETF

PORTFOLIO REVIEW (Unaudited)

July 31, 2017

The Fund’s performance figures* for the periods ended July 31, 2017, as compared to its benchmarks:

Since Inception** -
July 31, 2017
Arrow Reserve Capital Management ETF - NAV	0.27%
Arrow Reserve Capital Management ETF - Market Price	0.24%
Bloomberg Barclays Aggregate Bond Index	1.88%
S&P 500 Index	5.21%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.arrowfunds.com or by calling 1-877-277-6933. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses was expected to be 0.38% per the March 29, 2017 prospectus. The Adviser has put in place a fee waiver. The Fund’s total return would have been lower had the investment advisor not waived a portion of the Funds expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the close of business on the day of commencement of trading on March 31, 2017.

The Bloomberg Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Corporate Bonds	77.9%
U.S. Treasury	19.2%
Agency Discount Notes	3.0%
Revenue Bond	1.0%
Liabilities in excess of other Assets	(1.1)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s Holdings.

Arrow Reserve Capital Management ETF

PORTFOLIO OF INVESTMENTS (Unaudited)

July 31, 2017

Principal ($)		Value
	AGENCY DISCOUNT NOTES - 3.0%
	SOVEREIGN - 3.0%
1,150,000	Federal Home Loan Bank Discount Notes, 0.000% due 8/9/2017	$1,149,744
565,000	Federal Home Loan Bank Discount Notes, 0.000% due 8/22/2017	564,667
	TOTAL AGENCY DISCOUNT NOTES (Cost $1,714,412)	1,714,411

	CORPORATE BONDS - 77.9%
	AEROSPACE & DEFENSE - 1.4%
783,000	Boeing Co., 1.297% due 10/30/2017	783,345

	AUTOMOBILES MANUFACTURING - 6.9%
320,000	American Honda Finance Corp., 1.602% due 9/20/2017	320,235
992,000	American Honda Finance Corp., 1.602% due 1/22/2019	992,419
635,000	Ford Motor Credit Co. LLC, 2.104% due 11/4/2019	639,388
300,000	Ford Motor Credit Co. LLC, 2.104% due 6/12/2020	300,203
1,364,000	Toyota Motor Credit Corp., 1.615% due 7/13/2018	1,369,779
245,000	Toyota Motor Credit Corp., 1.615% due 1/17/2019	246,095
		3,868,119
	BANKS - 6.8%
250,000	Branch Banking & Trust Co., 1.608% due 1/15/2020	250,892
750,000	Capital One NA, 1.885% due 9/13/2019	753,435
1,000,000	Goldman Sachs Group, Inc., 2.139% due 11/15/2018	1,013,351
1,802,000	PNC Bank NA 1.538% due 5/19/2020	1,807,947
		3,825,625
	BIOTECHNOLOGY - 3.8%
672,000	Amgen, Inc., 1.772% due 5/22/2019	677,341
561,000	Amgen, Inc., 1.632% due 5/11/2020	564,620
900,000	Celgene Corp., 1.900% due 8/15/2017	900,124
		2,142,085
	COMMUNICATIONS EQUIPMENT - 2.6%
1,474,000	Apple, Inc., 1.422% due 5/3/2018	1,477,449

	CONSUMER FINANCE - 7.1%
894,000	American Express Credit Corp., 1.529% due 8/15/2019	898,937
518,000	American Express Credit Corp., 1.529% due 3/3/2020	519,149
1,000,000	Capital One Financial Corp., 1.941% due 5/12/2020	1,005,494
1,552,000	Synchrony Financial, 2.402% due 2/3/2020	1,569,768
		3,993,348
	CONSUMER PRODUCTS - 2.7%
1,488,000	The Clorox Co., 5.950% due 10/15/2017	1,500,057

	DIVERSIFIED BANKS - 9.1%
452,000	Bank of America Corp., 2.357% due 3/22/2018	454,714
707,000	Bank of America Corp., 2.198% due 1/15/2019	715,180
590,000	Bank of Montreal, 1.808% due 7/18/2019	594,900
1,029,000	Citigroup, Inc., 2.739% due 5/15/2018	1,041,068
920,000	JPMorgan Chase & Co., 1.996% due 3/22/2019	928,434

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

July 31, 2017

Principal ($)		Value
	DIVERSIFIED BANKS (continued) - 9.1%
538,000	Royal Bank of Canada, 1.652% due 7/29/2019	$540,724
848,000	Wells Fargo & Co., 1.613% due 4/22/2019	851,579
		5,126,599
	ELECTRICAL EQUIPMENT MANUFACTURING - 0.4%
198,000	General Electric Co., 1.449% due 8/7/2018	198,458

	ENTERTAINMENT CONTENT - 2.6%
1,209,000	The Walt Disney Co., 1.230% due 3/4/2020	1,211,627
244,000	The Walt Disney Co., 1.230% due 6/5/2020	244,237
		1,455,864
	FINANCIAL SERVICES - 4.9%
767,000	Bank of New York Mellon Corp., 1.730% due 8/1/2018	771,207
720,000	The Goldman Sachs Group, Inc., 2.282% due 11/15/2018	727,558
1,220,000	Morgan Stanley, 2.003% due 1/24/2019	1,229,987
		2,728,752
	INTEGRATED OILS - 1.5%
843,000	Chevron Corp., 1.234% due 3/2/2018	843,697

	LIFE INSURANCE - 2.3%
175,000	New York Life Global Funding, 1.428% due 7/6/2018	175,259
1,081,000	New York Life Global Funding, 1.428% due 4/9/2020	1,085,177
		1,260,436
	MACHINERY MANUFACTURING - 6.7%
693,000	Caterpillar Financial Services Corp., 5.850% due 9/1/2017	695,378
778,000	Caterpillar Financial Services Corp., 1.423% due 11/20/2017	778,438
801,000	Eaton Corp., 1.500% due 11/2/2017	801,103
976,000	John Deere Capital Corp., 1.466% due 12/15/2017	976,740
500,000	John Deere Capital Corp., 1.577% due 6/22/2020	501,372
		3,753,031
	MEDICAL EQUIPMENT & DEVICES MANUFACTURING - 3.1%
1,699,000	Medtronic, Inc., 2.045% due 3/15/2020	1,728,638

	PHARMACEUTICALS - 3.1%
1,243,000	Bristol-Myers Squibb Co., 0.875% due 8/1/2017	1,243,000
510,000	Pfizer, Inc., 1.100% due 5/18/2018	511,468
		1,754,468
	PROPERTY & CASUALTY INSURANCE - 1.3%
720,000	Berkshire Hathaway, Inc., 1.329% due 8/6/2018	720,909

	RETAIL - CONSUMER DISCRETIONARY - 5.7%
1,758,000	Home Depot Inc., 1.368% due 6/5/2020	1,760,109
975,000	Lowe’s Cos, Inc., 1.398% due 4/15/2019	978,088
473,000	Lowe’s Cos, Inc., 1.529% due 9/10/2019	476,539
		3,214,736
	SEMICONDUCTORS - 3.1%
1,750,000	Intel Corp., 1.262% due 5/11/2020	1,749,680

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

July 31, 2017

Principal ($)		Value
	SOFTWARE - 0.5%
250,000	Oracle Corp., 1.883% due 1/15/2019	$251,927

	UTILITIES - 2.3%
1,290,000	Commonwealth Edison Co., 6.150% due 9/15/2017	1,297,172

	TOTAL CORPORATE BONDS (Cost $43,638,494)	43,674,395

	REVENUE BOND - 1.0%
	MUNICIPAL BOND - 1.0%
535,000	Allen Community Development Corp., 5.000% due 9/1/2018 (Cost $536,700)	536,589

	U.S TREASURY - 19.2%
2,900,000	United States Treasury Bill, 0.920% due 8/17/2017	2,898,763
4,630,000	United States Treasury Bill, 0.900% due 8/24/2017	4,627,271
1,980,000	United States Treasury Bill, 0.880% due 8/31/2017	1,978,515
1,250,000	United States Treasury Bill, 0.910% due 9/7/2017	1,248,818
	TOTAL U.S. TREASURY (Cost $10,753,367)	10,753,367

	TOTAL INVESTMENTS - 101.1% (Cost $56,642,973) (a)	$56,678,762
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%	(588,086)
	NET ASSETS - 100.0%	$56,090,676

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $56,642,973 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$38,590
Unrealized Depreciation:	(2,801)
Net Unrealized Appreciation:	$35,789

LLC - Limited Liability Corporation

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

July 31, 2017

ASSETS
Investment securities:
At cost	$56,642,973
At value	$56,678,762
Dividends and interest receivable	190,265
Cash	33,830
Prepaid expenses and other assets	10,653
TOTAL ASSETS	56,913,510

LIABILITIES
Payable for investments purchased	801,093
Investment advisory fees payable	14,243
Payable to related parties	1,182
Accrued expenses and other liabilities	6,316
TOTAL LIABILITIES	822,834
NET ASSETS	$56,090,676

Net Assets Consist Of:
Paid in capital	$56,009,384
Undistributed net investment income	45,334
Accumulated net realized gain from investment transactions	169
Net unrealized appreciation of investments	35,789
NET ASSETS	$56,090,676

Net Asset Value Per Share:
Net Assets	$56,090,676
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,800,000
Net asset value (Net Assets ÷ Shares Outstanding)	$20.03

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF

STATEMENT OF OPERATIONS (Unaudited)

For the Period Ended July 31, 2017 *

INVESTMENT INCOME
Interest	$178,384
TOTAL INVESTMENT INCOME	178,384

EXPENSES
Investment advisory fees	45,896
Administrative services fees	8,356
Audit fees	4,151
Custodian fees	4,011
Transfer agent fees	2,674
Printing and postage expenses	2,674
Trustees fees and expenses	2,631
Legal fees	2,166
Professional fees	334
Insurance expense	334
Other expenses	134
TOTAL EXPENSES	73,361
Less: Fees waived by the Advisor	(8,461)
NET EXPENSES	64,900

NET INVESTMENT INCOME	113,484

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	169
Net change in unrealized appreciation on investments	35,789
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	35,958

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$149,442

*	The Arrow Reserve Capital Management ETF commenced operations on March 30, 2017.

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
July 31, 2017 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$113,484
Net realized gain on investments	169
Net change in unrealized appreciation on investments	35,789
Net increase in net assets resulting from operations	149,442

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(68,150)
Net decrease in net assets resulting from distributions to shareholders	(68,150)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	58,012,106
Cost of shares redeemed	(2,002,722)
Net increase in net assets resulting from shares of beneficial interest	56,009,384

TOTAL INCREASE IN NET ASSETS	56,090,676

NET ASSETS
Beginning of Period	—
End of Period*	$56,090,676
*Includes accumulated net investment income of:	$45,334

SHARE ACTIVITY
Shares Sold	2,900,000
Shares Redeemed	(100,000)
Net increase in shares of beneficial interest outstanding	2,800,000

(a)	The Arrow Reserve Capital Management ETF commenced operations on March 30, 2017.

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Period Ended
	July 31, 2017
	(Unaudited)
Net asset value, beginning of period	$20.00
Activity from investment operations:
Net investment income (2)	0.04
Net realized and unrealized gain on investments	0.01
Total from investment operations	0.05
Less distributions from:
Net investment income	(0.02)
Total distributions	(0.02)
Net asset value, end of period	$20.03
Total return (4)(6)	0.27	% (7)
Net assets, at end of period (000s)	$56,091
Ratio of gross expenses to average net assets (3)(8)(10)	0.47%
Ratio of net expenses to average net assets (3)(8)	0.42%
Ratio of net investment income to average net assets (3)(8)(9)	0.73%
Portfolio Turnover Rate (4)(5)	2%

(1)	The Arrow Reserve Capital Management ETF commenced operations on March 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not Annualized for periods less than one year.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Broker commission charges are not included in this calculation. Had Arrow Investment Advisors, LLC not waived a portion of the expenses, total returns would have been lower.

(7)	Represents total return based on net asset values per share from commencement of investment operations on March 30, 2017 through July 31, 2017. Total return based on net asset value per share, as of the close of business on the day of commencement of trading on the BATS BZX Exchange, Inc. (the “Exchange”) on March 31, 2017 to July 31, 2017 was 0.27%.

(8)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(9)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents the ratio of expenses to average net assets absent fee waivers and /or expense reimbursements by the Arrow Investment Advisors, LLC

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
July 31, 2017

1.	ORGANIZATION

The Arrow Reserve Capital Management ETF (the “Fund”) is a diversified series of Arrow Investments Trust, a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective seeks to preserve capital while maximizing current income. The investment objective is non-fundamental. The Fund commenced operations on March 30, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standard Update “ASU” 2013-8.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2017

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2017 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Agency Discount Notes	$—	$1,714,411	$—	$1,714,411
Corporate Bonds	—	43,674,395	—	43,674,395
Revenue Bond		536,589		536,589
U.S Treasury	—	10,753,367	—	10,753,367
Total	$—	$56,678,762	$—	$56,678,762

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 1 or Level 3 securities during the period.

*	See Portfolio of Investments for classification.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2017

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s 2018 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2017

3.	INVESTMENT TRANSACTIONS

For the period ended July 31, 2017, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $0 and $0 respectively.

For the period ended July 31, 2017, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $0 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Arrow Investment Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”) pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Advisor has engaged Halyard Asset Management LLC., as the primary sub-adviser (the “Sub-Advisor”) to the Fund. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as Custodian and to act as transfer and shareholder services agent.

The Trust has also entered into an ETF Distribution Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the distributor for the fund. Archer Distributors, LLC (the “Distributor”), an affiliate of the Advisor is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets. The Sub-Adviser is paid by the Advisor, not the Fund. For the period ended July 31, 2017, the Fund incurred $45,896 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until March 30, 2018 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses and extraordinary expenses such as litigation expenses ) will not exceed 0.42%.

The amounts will herein be referred to as the “Expense Limitation.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and the Fund’s operating expenses are subsequently lower than its Expense Limitation, the Advisor, on a rolling three year period, shall be entitled to reimbursement by the Fund provided that such reimbursement

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2017

does not cause the Fund’s operating expense to exceed the Expense Limitation. If the Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the period ended July 31, 2017, the advisor waived fees in the amount of $8,461.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 100,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2017

the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

	Fixed Fee	Variable Charge
Fund	$500	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

7.	SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statement the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

The Fund’s Board of Trustees declared the following distributions after July 31, 2017:

Fund	Distribution Per Share	Ex Date	Record Date	Payable Date
Arrow Reserve Capital Management ETF	$0.0149	8/1/2017	8/3/2017	8/8/2017
Arrow Reserve Capital Management ETF	$0.0273	9/1/2017	9/6/2017	9/11/2017
Arrow Reserve Capital Management ETF	$0.0211	10/2/2017	10/3/2017	10/9/2017

Management has determined that there were no other subsequent events to report through the issuance of these financial statements beyond that disclosed herein.

Arrow Reserve Capital Management ETF
EXPENSE EXAMPLES (Unaudited)
July 31, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 through July 31, 2017.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
	2/1/17	7/31/17	2/1/17 - 7/31/17	2/1/17 - 7/31/17
Actual	$1,000.00	$1,002.70	$1.42	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.11	0.42%

*	“Actual” expense information for the Fund is for the period from March 30, 2017 to July 31, 2017. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 123/365 (to reflect the period from February 1, 2017 to July 31, 2017). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

**	Annualized.

Arrow Reserve Capital Management ETF
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2017

Approval of the Investment Advisory Agreement between AIT and the Advisor

At an in person meeting held on March 21, 2017, the Board of Trustees of Arrow Investments Trust (the “Trust” or the “Board” or individually the “Trustees”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust, and Arrow Investment Advisors, LLC (the “Adviser”) with respect to the Arrow Reserve Capital Management ETF (the “Reserve ETF”). In its consideration of the approval of the Advisory Agreement, the Board including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services to be provided by the Adviser to the Reserve ETF. The Trustees reviewed materials provided by the Adviser including a description of the manner in which investment decisions were to be made and executed, the Adviser’s Form ADV Parts I and II, the financial condition of the Adviser, an overview of the personnel that will perform services for the Reserve ETF, and a certification that the Adviser had adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b). The Trustees considered a presentation given by the Adviser regarding the Reserve ETF’s investment strategy, and considered their past experience with the Adviser as adviser to the other Funds in the Trust. The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and the experience of its personnel. They also noted that there had been no changes to fund management personnel. After further discussion, the Trustees concluded that the Adviser has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser would likely meet the Board’s expectations.

Performance. The Trustees considered the performance of other funds in the Trust that are managed by the Adviser. They considered the Adviser’s assessment of the proposed sub-adviser. The Trustees agreed that they have been satisfied with the services provided for the existing funds in the Trust and believes that the Adviser will deliver reasonable returns based on the strategy and risk profile of the Reserve ETF. After discussion, the Board concluded that the Adviser had the potential to deliver satisfactory performance.

Fees and Expenses. The Trustees reviewed information regarding comparative fees charged by the Adviser to fees charged by advisers to a peer group of funds. The Trustees noted that the Reserve ETF’s proposed annual advisory of 0.30% was above the money market fund peer group average of 0.26% and slightly above the Ultra Short-Term Bond ETF peer group of 0.29%. The Trustees also noted that the Reserve ETF’s estimated expense ratio of 0.35% for the first year was below the expense ratios of the mutual funds in the peer groups and in line with the expense ratios of the ETFs in the Ultra Short-Term Bond peer group. The Trustees considered that the level of sophistication to be utilized in executing its investment strategy, the Adviser’s role and interaction with the proposed sub-adviser and concluded that the proposed contractual advisory fee to be paid to the Adviser was

Arrow Reserve Capital Management ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2017

reasonable and acceptable in light of the quality of the services the Reserve ETF’s expected to receive from the Adviser.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Reserve ETF. The Trustees considered the Adviser’s expectation for growth in the initial two year term of the Advisory Agreement. The Trustees agreed that it is difficult to determine when breakpoints in the advisory fee may be appropriate due to economies of scale, particularly in light of the changing regulatory environment and the impact of those changes in an adviser’s responsibilities in managing a fund. The Trustees acknowledged the Adviser’s position that it would be in a position to recognize economies of scale and possibly reduce or apply break points to the advisory fees charged when profit margins are more in line with the industry averages.

Profitability. The Trustees discussed the Adviser’s projections for profit in connection with the management of the Reserve ETF and noted that the Adviser did not expect to earn a profit in the first year. The Trustees considered whether these profits are reasonable in light of the services to be provided to the Reserve ETF’s. The Trustees concluded that, based on current and projected asset levels, they were satisfied that the Adviser’s level of projected profitability from its relationship with the Reserve ETF was not excessive.

Conclusion. During the Board’s deliberations, the Board did not identify any single piece of information that was all-important or controlling with respect to the Advisory Agreement for the Reserve ETF. Upon a motion duly made and seconded, the Board unanimously voted to approve the Advisory Agreement.

Arrow Reserve Capital Management ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2017

Approval of the Investment Sub-Advisory Agreement between Haylyard Asset Management, LLC (“Halyard” or the “Sub-Adviser”) and Arrow Investment Advisor, LLC (the “Adviser”) with respect to Arrow Reserve Capital Management ETF (the “Reserve ETF”)

At an in person meeting held on March 21, 2017, the Board of Trustees (the “Board” or individually the “Trustees”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of the sub-investment advisory agreement (the “Sub-Advisory Agreement”) between the Hayland and the Adviser with respect to the Reserve ETF. In its consideration of the renewal of the Sub-Advisory Agreement, the Board including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

Nature, Extent and Quality of Services. The Trustees discussed that Halyard is a research-oriented, SEC registered investment advisor where the portfolio management team evaluates the domestic and global economic outlook and the relative value of the term structure of interest rates. They noted the credentials of the two portfolio managers who collectively make all of the investment decisions, which are only executed if they are unanimously approved. The Trustees concluded that Halyard has the ability to provide a level of service consistent with the Board’s expectations.

Performance. The Board considered the nature and extent of the Sub-Adviser’s past performance, as well as other factors relating to its track record. The Board noted for the one, five and ten year periods and since inception of January 1, 2006, the composite performance for the Taxable Reserve Cash Management portfolio (a strategy similar to the Reserve ETF) had outperformed the iMoneyNet Domestic Taxable Money Fund Index, which is a broad measure of the performance of the average taxable money market fund. The Board noted that the strategy’s performance was above the performance results for the group of similar mutual funds and expectations for favorable performance was positive.

Fees and Expenses. The Board discussed the proposed sub-advisory fee. The Trustees discussed the proposed sub-advisory fee for managing the Fund of 15 basis points per year, and that the management fee was 30 basis points per year. It was noted that this proposed sub-advisory fee is below Halyards average management fee for similar strategies. The Board noted that Halyard does not anticipate paying any expenses to brokers, dealers or intermediaries in connection with the distribution of fund shares. The Trustees concluded that the sub-advisory fee was reasonable in light of the quality of the services the Fund will receive from the Sub-Adviser, and the level of fees paid by other clients of the Sub-Adviser, and the allocation of duties between the Adviser and Sub-Adviser.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Reserve ETF. The Trustees agreed that this was primarily an Adviser level issue and was considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expense. The Trustees further noted that economies were not anticipated to be reached during the initial period of the advisory or sub-advisory agreements, and agreed that the matter of economies of scale would be revisited as the Reserve ETF size materially increases.

Arrow Reserve Capital Management ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2017

Profitability. The Board considered the profits expected to be realized by the Sub-Adviser in connection with the operation of the Reserve ETF and whether the amount of profit is a fair entrepreneurial profit for the management of the Reserve ETF. The Trustees concluded that because of the Reserve ETF’s expected asset level, they were satisfied that the Sub-Adviser’s level of profitability from its relationship with the Reserve ETF is not excessive.

Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Sub-Advisory Agreement and concluded that the sub-advisory fee is reasonable in light of such services and such other matters as the Trustees have considered relevant in the exercise of their reasonable judgment. Upon a motion duly made and seconded, the Board unanimously voted to approve the Sub-Advisory Agreement.

PRIVACY NOTICE

Arrow Investments Trust

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

INVESTMENT SUB-ADVISOR
Halyard Asset Management, LLC
50 Main Street
White Plains, New York 10514

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 10/10/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 10/10/17

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/10/17